Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

March 29, 2013

Mr. Edward Bartz

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Trust”)

File Nos. 33-72424, 811-8194

Post-Effective Amendment No. 111

Dear Mr. Bartz:

On behalf of the Registrant, attached hereto is Post-Effective Amendment No. 111(“PEA 111”) to the Registrant’s registration statement filed pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”).

PEA 111 is being filed to update and complete the Registrant’s disclosures in Post-Effective Amendment No. 109 filed on January 24, 2013 on Form N-1A.

If you have any questions or further comments, please contact me at (720) 917-0864.

Sincerely,

/s/ David T. Buhler
David T. Buhler
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP